Document Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36185
Entity Registrant Name	DYNAGAS LNG PARTNERS LP
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Poseidonos Avenue and Foivis 2 Street
Entity Address, Postal Zip Code	166 74
Entity Address, City or Town	Glyfada, Athens
Entity Address, Country	GR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Firm ID	1457
Auditor Location	Athens, Greece
Entity Central Index Key	0001578453
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Common Units Representing Limited Partnership Interests
Entity Addresses [Line Items]
Title of 12(b) Security	Common units representing limited partnership interests
Trading Symbol	DLNG
Security Exchange Name	NYSE
Series A Preferred
Entity Addresses [Line Items]
Title of 12(b) Security	9.00% Series A Cumulative Redeemable Preferred Units
Trading Symbol	DLNG PR A
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,000,000
Series B Preferred
Entity Addresses [Line Items]
Title of 12(b) Security	8.75% Series B Fixed to Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	DLNG PR B
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,200,000
Common Limited Partner
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	36,747,129
General Partner II
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	35,526
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Poseidonos Avenue and Foivis 2 Street
Entity Address, Postal Zip Code	166 74
Entity Address, City or Town	Glyfada, Athens
Entity Address, Country	GR
Contact Personnel Name	Michael Gregos
City Area Code	+30
Local Phone Number	210 891 7960